Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Lab equipment	$227	$130
Office equipment	322	260
Furniture and fixtures	38	37
Leasehold improvements	6	6
	593	433
Less: accumulated depreciation	(267)	(188)
	$326	$245
Depreciation and amortization expense were less than $0.1 million and $0.1 million for the three months and six months ended June 30, 2021, respectively. Depreciation and amortization expense were less than $0.1 million and $0.1 million for the three months and six months ended June 30, 2020, respectively.